ACQUISITIONS AND DISPOSALS (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible assets
- order backlog	4,305
- customer relationships	50,833
- non-compete agreements	42,911
- proprietary technology	1,188
Goodwill	61,509	61,509
Deferred tax liabilities	(16,374)
Net asset acquired	144,372